ORGANIZATION	12 Months Ended
Dec. 31, 2020
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (formerly, 500.com Limited, the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, changed to “500.com Limited” on October 9, 2013.

On April 12, 2021, the Company announced that at an extraordinary general meeting held on April 8, 2021, the Company’s shareholders passed a special resolution to change the English name of the Company to “BIT Mining Limited” effective as of April 8, 2021. As of the date of this annual report, the Company’s ADSs, each representing the right to receive ten (10) Class A ordinary shares of the Company, are listed on the NYSE under the ticker symbol “WBAI.” The Company’s ADSs are expected to begin trading under the Company’s new English name “BIT Mining Limited,” and its new ticker symbol “BTCM,” effective at the opening of trading on Tuesday, April 20, 2021. This annual report is being prepared under the Company’s new English name “BIT Mining Limited”.

As of December 31, 2020, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), British Virgin Islands, Hong Kong, the United States of America (“USA”), Malta, Cyprus, Curacao and Japan and the Company also effectively controls a number of variable interest entities (“VIEs”), through the Primary Beneficiaries, as defined below. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

1.    ORGANIZATION (continued)

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its wholly-owned and majority-owned subsidiaries and their respective VIEs or VIEs’ subsidiaries. As of December 31, 2020, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are listed below:

			Percentage
			of
			ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com Nihon Co., Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	—	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	—	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	—	Online Lottery Service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	—	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	—	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	—	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	—	Online Lottery Service
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	—	Online Spot Commodity Trading Services

1.    ORGANIZATION (continued)

*    A subsidiary of E-Sun Network

**    A subsidiary of E-Sun Sky Network

***    A subsidiary of Youlanguang Technology

****    A subsidiary of Guangtiandi Technology

******    A subsidiary of the Multi Group

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

Most of the entities listed above are either holding companies or companies that have no operations. The entities that have substantive operations include the Multi Group and its subsidiaries and the VIEs or subsidiaries of E-Sun Sky Computer.

The Group provides sports information services and online spot commodity trading services in the PRC, and online gaming services in Europe. The Group’s principal geographic markets are in the PRC and northern Europe.

Since announcing the entry into the cryptocurrency industry in December 2020, the Company have entered into definitive agreements to (i) purchase cryptocurrency mining machines, (ii) acquire a controlling stake in Loto Interactive Limited (HKEX: 08198), (iii) acquire the entire mining pool business of Bitdeer Technologies Holding Company operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com, and (iv) to acquire a 7-nanometer Mining Machine Manufacturer, which unfurl a comprehensive approach to cryptocurrency mining. As of February 26, 2021, the Company officially began generating revenue from cryptocurrency mining operations.

As of the date of this report, the Company has completed a transformation of its business to become a cryptocurrency mining enterprise.

Information on Variable Interest Entities (“VIEs”)

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Company operates its websites and provides online lottery purchase services (which has been ceased since March 2015) in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with several entities through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of these entities’ activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from these entities’ activities. As result of these contractual arrangements, these entities are considered as VIEs of the Company. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements and because the Company has been determined to 1) be the most closely associated with the VIEs as it has the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses and/or the right to receive benefits of the VIEs that could potentially be significant to the VIEs, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 (“ASC 810”), “Consolidation”.

1.ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”) (continued)

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among the Company, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs’ shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was originally entrusted to E-Sun Sky Computer, to the Company. As a result of the assignment of power of attorney from E- Sun Sky Computer to the Company and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

On January 10, 2017, as a result of the acquisition of Qufan Internet Technology Inc., the Company also entered into the contractual arrangements with Shenzhen Qufan Network Technology Co., Ltd., through Qufan Information Technology (Shenzhen) Co., Ltd, which obligates Qufan Information Technology (Shenzhen) Co., Ltd to absorb a majority of the expected losses from the activities of Shenzhen Qufan Network Technology Co., and entitles Qufan Information Technology(Shenzhen) Co., Ltd to receive a majority of residual returns from Shenzhen Qufan Network Technology Co., Ltd. The Company has disposed of Qufan Internet Technology Inc., together with its subsidiaries and related VIEs in February 2018. In February 2018, the above contractual arrangements between Qufan Information Technology (Shenzhen) Co., Ltd and Shenzhen Qufan Network Technology Co., Ltd were terminated.

1.     ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”) (continued)

The carrying amounts of the assets, liabilities, the results of operations and cash flows of all of these VIEs included in the Group’s consolidated balance sheets, statements of comprehensive loss and statements of cash flows are as follows:

	As of	As of	As of
	December	December	December
	31, 2019	31, 2020	31, 2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	194,914	194,510	29,810
Restricted cash	1,539	1,242	190
Time Deposit	100	—	—
Amounts due from intergroup companies	992	936	143
Amounts due from a related party	10,401	368	56
Prepayments and other current assets, net	14,608	12,781	1,960

Total current assets	222,554	209,837	32,159

Non-current assets:
Property and equipment, net	44,354	15,181	2,327
Intangible assets, net	1,636	1,229	188
Deposits	5,117	424	65
Long-term investments	34,417	35,192	5,393
Right-of-use assets	33,633	9,327	1,429
Other non-current assets	1,887	1,665	255

Total non-current assets	121,044	63,018	9,657

TOTAL ASSETS	343,598	272,855	41,816

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	367,368	374,379	57,376
Accrued payroll and welfare payable	4,830	12,288	1,883
Accrued expenses and other current liabilities	36,087	36,870	5,651
Operating lease liabilities - current	13,698	3,710	569
Income tax payable	1,525	—	—

Total current liabilities	423,508	427,247	65,479

Non-current liabilities:
Long-term payables	2,965	526	81
Operating lease liabilities - non-current	31,675	5,807	890
Total non-current liabilities	34,640	6,333	971

TOTAL LIABILITIES	458,148	433,580	66,450

1.ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”) (continued)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net revenues for continuing operations	20,578	4,093	6,886	1,055
Net revenues for discontinued operations	7,398	—	—	—
Net loss for continuing operations	(103,383)	(135,816)	(60,464)	(9,267)
Net income for discontinued operations	2,183	—	—	—

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(93,142)	(80,729)	(38,888)	(5,960)
Net cash provided by (used in) investing activities	11,164	(254)	18,440	2,826
Net cash provided by financing activities	104,453	152,701	19,747	3,026

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has provided a loan of US$26,987 in financial support to its VIEs, E-Sun Sky Network, as of December 31, 2020.

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, long-term investments and goodwill, realization of deferred tax assets, uncertain income tax positions and share-based compensation. Actual results could materially differ from those estimates.